Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit for the year		$ 630,045		$ 1,662,132		$ 1,022,927
Adjustments for:
Depreciation and amortization		661,112		589,299		474,299
Income tax accruals less payments		(208,805)		(154,366)		(273,443)
Equity in earnings of non-consolidated companies		(60,967)		(102,772)		(68,115)
Interest accruals less payments		3,405		(13,014)		19,484
Changes in provisions		(1,544)		(7,659)		2,783
Changes in working capital	[1]	572,684		(228,577)		(864,970)
Net foreign exchange results and others		51,689		(5,778)		70,894
Net cash provided by operating activities		1,647,619		1,739,265		383,859
Cash flows from investing activities
Capital expenditures		(1,052,252)		(520,250)		(409,402)
Recovery/(Loans) to non-consolidated companies		24,480
Recovery/(Loans) to non-consolidated companies				(24,480)		(23,904)
(Increase)/Decrease in other investments		(163,800)		86,857		14,986
Proceeds from the sale of property, plant and equipment		788		861		1,124
Dividends received from non-consolidated companies		0		0		65
Acquisition of business, Purchase consideration		0		0		(1,890,989)
Acquisition of business, Cash acquired		0		0		278,162
Acquisition of non-controlling interest		(5,790)		0		0
Net cash used in investing activities		(1,196,574)		(457,012)		(2,029,958)
Cash flows from financing activities
Dividends paid in cash to company’s shareholders		(235,569)		(215,938)		(196,308)
Dividends paid in cash to non-controlling interests		(28,530)		(20,940)		(30,573)
Finance Lease payments		(38,569)		(7,565)		(4,157)
Proceeds from borrowings		1,529,766		1,188,731		3,239,121
Repayments of borrowings		(1,377,605)		(2,266,560)		(1,205,827)
Net cash (used in) provided by financing activities		(150,507)		(1,322,272)		1,802,256
Increase (Decrease) in cash and cash equivalents		300,538		(40,019)		156,157
Movement in cash and cash equivalents
Beginning of period		250,541	[2]	337,779	[2]	183,463
Effect of exchange rate changes		(31,114)		(47,219)		(1,841)
End of period	[2]	519,965		250,541		337,779
Non- Cash transactions:
Acquisition of PP&E under lease contract agreements		21,963		73,828		0
Non-cash items impacting working capital		(6,300)		(74,500)		(70,000)
Restricted cash		69		2,216		50
Other deposits with maturity of more than three months		$ 212,271		$ 44,529		$ 135,864

[1]	The working capital is impacted by non-cash movement of $(6.3) million as of December 31, 2019 $(74.5) million and $(70.0) million as of December 31, 2018 and 2017, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes restricted cash of $69, $2,216 and $50 as of December 31, 2019, 2018 and 2017, respectively. In addition, the Company had other investments with a maturity of more than three months for $212,271, $44,529 and $135,864 as of December 31, 2019, 2018 and 2017, respectively.